Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0001493683
Registrant Name	BlackRock Taxable Municipal Bond Trust
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES